Selected Condensed Financial Data for the Three Months Ended December 31, 2017 (Unaudited) (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 12, 2016
Results of Operations [Abstract]
Total revenues		$ 1,111,075	$ 666,587	$ 2,018,061	$ 3,960,822
Expenses [Abstract]
Vessel Operating Expenses		(432,544)	(601,787)	(1,194,995)	(1,727,770)
Voyage Expenses		(19,556)	(28,440)	(80,853)	(37,373)
Management fees to related party		(29,440)	(24,120)	(55,500)	(111,480)
Depreciation and amortization		(177,378)	(107,925)	(182,346)	(637,611)
General and administrative expenses [Abstract]
Company administration expenses		(22,954)	(35,834)	(58,467)	(109,233)
Public registration costs		(161,116)	(115,761)	(35,973)	(350,167)
Total Expenses			(913,867)
Other Income/ (Expenses) [Abstract]
Total Other Expenses		8,355	(578)	468,717	(6,250)
Net income		276,442	(247,858)	878,644	980,938
Comprehensive loss		$ 276,442	$ (247,858)	$ 878,644	$ 980,938
Loss per common share, basic and diluted (in dollars per share)		$ (0.30)	$ (0.26)	$ 0.35	$ (0.28)
Cash Flows [Abstract]
Net cash used in operating activities		$ 148,106	$ (349,798)	$ 770,749	$ 902,706
Net increase (decrease) in cash and cash equivalents		148,106	(349,798)	836,468	902,706
Balance Sheet Data [Abstract]
Cash and cash equivalents		1,887,280	486,670	836,468	1,739,174	$ 0
Vessel, net		6,995,350	7,293,118	7,366,935	7,070,404
Working Capital	[1]		202,300
Other non-current assets			750,366
Total Assets		10,183,837	9,215,971	8,717,918	9,623,798
Retained earnings		2,136,024	630,784	878,644	1,859,582
Total shareholders' equity		$ 9,751,024	$ 8,245,784	$ 8,493,644	$ 9,474,582	$ 0

[1]	The Company defines working capital as current assets less current liabilities.